7. CAPITAL STOCK (Annual)	12 Months Ended
Dec. 31, 2014
Annual Report
7. CAPITAL STOCK

NOTE 7 CAPITAL STOCK

On March 18, 2014, the Company entered into a Plan of Reorganization with its shareholders in which the following was effected: (i) on March 21, 2014, the Company’s Certificate of Incorporation was amended to allow for the issuance of 200,000,000 shares of the Company’s common stock; (ii) on March 24, 2014, each of the Company’s preferred shareholders converted their shares into common stock on a one for one basis, and (iii) on March 24, 2014, each of the Company’s shareholders surrendered their shares of the Company’s common stock in exchange for the pro-rata distribution of 36,000,000 newly issued shares of Company’s common stock, based on the percentage of the total shares of common stock held by the shareholder immediately prior to the exchange (the “Exchange”).

The Company is currently authorized to issue 21 Series A preferred shares at $1.00 par value per share with 1:1 conversion and voting rights. As of December 31, 2014 and 2013, there were zero shares of Series A preferred share issued and outstanding.

The Company is currently authorized to issue 200,000,000 common shares at $0.001 par value per share. As of December 31, 2014, there were 38,909,000 shares of common stock issued and outstanding and 1,048,000 shares of common stock to be issued, all of which were subsequently issued on January 4, 2015.

On January 1, 2014, the directors and officers exercised all of then outstanding 72.06 stock options and acquired 72.06 shares of common stock at $1 per share. These 72.06 shares of common stock were exchanged for 21,954,160 shares of common stock during the Exchange.

On March 18, 2014, immediately prior to the exchange, the Company converted $4,358 accrued dividend from Series A preferred shares into 0.513 share of common stock, which was exchanged for 156,293 shares of common stock during the Exchange.

On March 24, 2014, the Company issued 2,059,000 shares of common stock in exchange for $205,900 cash.

On June 4, 2014, the Company issued 250,000 shares of common stock to Vincent “Tripp” Keber valued at $0.10 per share in exchange for his services on the Company’s Board of Directors for three years. These shares have a fair market value of $25,000, of which $4,795 was amortized during the year ended December 31, 2014.

On June 4, 2014, the Company issued 250,000 shares of common stock to Ean Seeb valued at $0.10 per share in exchange for his services on the Company’s Board of Directors for three years. These shares have a fair market value of $25,000, of which $4,795 was amortized during the year ended December 31, 2014.

On June 4, 2014, the Company issued 250,000 shares of common stock to Sebastian Stant valued at $0.10 per share in exchange for his services as the Company’s Lead Web Developer for one year. These shares have a fair market value of $25,000, of which $14,384 was amortized during the year ended December 31, 2014.

On May 1, 2014, the Company issued 100,000 shares of common stock to Jesus Quintero valued at $0.10 per share in exchange for his services as the Company’s Chief Financial Officer for one year. These shares have a fair market value of $10,000, of which $6,685 was amortized during the year ended December 31, 2014.

From September 15 to December 31, 2014, we completed an offering of $524,000 of our securities to certain accredited and non-accredited investors consisting of 1,048,000 shares of our common stock at $0.50 per share. As of December 31, 2014, the full $524,000 had been received. These shares have not been issued as of December 31, 2014 and was recorded as common stock to be issued.